Credit Facilities - Additional Information (Details) $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	May 09, 2024 USD ($)	Apr. 01, 2024	Dec. 31, 2023 CAD ($)	Aug. 31, 2023 CAD ($)	Jun. 20, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on credit facilities				7.50%
Revolving Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,600.0	$ 1,100	$ 1,100			$ 150.0	$ 1,100.0
Operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		50
Syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		750
Subsidiary operating loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		45
Subsidiary syndicated loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 255
Long-Term Notes And Credit Facilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on credit facilities	7.60%	7.60%			7.40%
Baytex
Disclosure of detailed information about borrowings [line items]
Borrowings, outstanding letters of credit	$ 5.8				$ 5.6